Summary of Significant Accounting Policies - Schedules of Concentration of Risk by Risk Factor (Details) - Revenue Benchmark - Customer Concentration Risk	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	68.00%	26.00%	89.00%	89.00%
Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	82.00%	12.00%	46.00%	0.00%	0.00%